Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended						2 Months Ended			3 Months Ended	12 Months Ended
	Mar. 01, 2026	Jan. 01, 2026 shares	Mar. 31, 2026	Feb. 12, 2026	Feb. 11, 2026 USD ($)	Feb. 09, 2026 USD ($)	Jan. 30, 2026 $ / shares	Jan. 22, 2026	Mar. 13, 2026 USD ($)	Mar. 02, 2026 $ / shares	Feb. 19, 2026 $ / shares	Mar. 23, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 27, 2026 USD ($)	Feb. 25, 2026	Jan. 28, 2026 USD ($)
Subsequent Event [Line Items]
Debt Securities, Available-for-Sale, Realized Gain (Loss)													$ 69	$ (0)	$ (0)
Debt Securities, Held-to-Maturity, Fair Value													$ 15,141	$ 0
Common Stock, Dividends, Per Share, Cash Paid | $ / shares													$ 1.10	$ 1.50	$ 1.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured Debt																$ 6,000		$ 10,000
Debt Instrument, Interest Rate, Stated Percentage																5.00%		4.25%
Debt Securities, Available-for-Sale, Realized Gain (Loss)						$ 127
Sponsorship agreement, description	3-year sponsorship agreement with a U.S. basketball team
Risks and Uncertainties			the outbreak of war in the Middle East between Iran and the U.S. and Israel, and related disruption of shipping in the Persian Gulf and the effective closure of the Strait of Hormuz, has resulted in a sharp increase in oil prices and concerns that the supply of crude oil, petroleum products and LNG may be significantly constrained for some period of time. The extent to which this will impact the Company’s future results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted. Accordingly, an estimate of the impact cannot be made at this time
Subsequent Event [Member] | Five year investment 2026 I [Member]
Subsequent Event [Line Items]
Debt Securities, Held-to-Maturity, Fair Value					$ 5,000
Debt Security Interest, Frequency of Periodic Receipt					quarterly basis on the 18th day of February, May, August and November in each year from, and including, May 18, 2026, to, and including, February 18, 2033
Subsequent Event [Member] | Five year investment 2026 II [Member]
Subsequent Event [Line Items]
Debt Securities, Held-to-Maturity, Fair Value									$ 5,000
Debt Security Interest, Frequency of Periodic Receipt									quarterly basis on the 18th day of March, June, September and December in each year from, and including, June 18, 2026, to, and including, March 18, 2033
Subsequent Event [Member] | Five year investment 2026 III [Member]
Subsequent Event [Line Items]
Debt Securities, Held-to-Maturity, Fair Value												$ 10,000
Debt Security Interest, Frequency of Periodic Receipt												quarterly basis on the 30th day of March, June, September and December in each year from, and including, June 30, 2026, to, and including, March 30, 2033.
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares							$ 0.59375
Preferred Stock, Dividend Rate, Percentage							9.50%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid | $ / shares											$ 0.50
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares										$ 0.57812
Preferred Stock, Dividend Rate, Percentage										9.25%
Subsequent Event [Member] | Delos T [Member]
Subsequent Event [Line Items]
Vessel delivery date				January 12, 2026
Subsequent Event [Member] | VLCC Ulysses [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Dispositions								VLCC Ulysses
Subsequent Event [Member] | Dion [Member]
Subsequent Event [Line Items]
Vessel delivery date				February 12, 2026
Subsequent Event [Member] | LNG Carrier Hull 3643 [Member]
Subsequent Event [Line Items]
Number of vessels under construction.																	1
Number of Shipbuilding contracts																	1
2024 Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares		155,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		25.00%